Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Beacon Institutional Funds Trust
Entity Central Index Key	0001700933
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000186839
Shareholder Report [Line Items]
Fund Name	Diversified Fund
Class Name	AAL
Trading Symbol	ZABDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The AAL Class of the Fund returned 10.72% for the twelve months ended October 31, 2025, compared to the S&P 500 Index return of 21.45%.

• Broad market performance rallied during the twelve-month period as an easing of monetary policy began and risk-on sentiment drove performance within the AI theme domestically. Additionally, the international equity markets rallied as valuations rose.

• The Fund's equity holdings in the Industrials, Information Technology, and Financials sectors contributed to the Fund's performance, while security selection in the Health Care sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
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	AAL	S&P 500® Index TR
03/2017	$100,000	$100,000
03/2017	$101,300	$100,739
04/2017	$101,800	$101,774
05/2017	$103,000	$103,206
06/2017	$104,000	$103,850
07/2017	$105,800	$105,985
08/2017	$105,100	$106,310
09/2017	$107,800	$108,503
10/2017	$109,000	$111,035
11/2017	$110,500	$114,440
12/2017	$112,213	$115,713
01/2018	$116,713	$122,338
02/2018	$111,906	$117,829
03/2018	$110,678	$114,834
04/2018	$111,394	$115,275
05/2018	$111,292	$118,051
06/2018	$111,087	$118,778
07/2018	$113,849	$123,198
08/2018	$113,542	$127,212
09/2018	$113,849	$127,936
10/2018	$107,303	$119,192
11/2018	$108,223	$121,621
12/2018	$101,924	$109,694
01/2019	$109,025	$119,506
02/2019	$110,991	$123,343
03/2019	$111,537	$125,739
04/2019	$115,033	$130,831
05/2019	$109,571	$122,517
06/2019	$115,689	$131,151
07/2019	$115,470	$133,036
08/2019	$114,487	$130,929
09/2019	$116,781	$133,378
10/2019	$118,857	$136,267
11/2019	$120,932	$141,214
12/2019	$123,733	$145,476
01/2020	$121,344	$145,419
02/2020	$114,407	$133,448
03/2020	$100,533	$116,965
04/2020	$108,493	$131,960
05/2020	$112,815	$138,245
06/2020	$115,431	$140,994
07/2020	$119,752	$148,944
08/2020	$122,709	$159,650
09/2020	$120,548	$153,584
10/2020	$120,093	$149,500
11/2020	$132,603	$165,864
12/2020	$137,661	$172,242
01/2021	$136,718	$170,503
02/2021	$141,786	$175,204
03/2021	$145,558	$182,877
04/2021	$149,919	$192,637
05/2021	$152,630	$193,983
06/2021	$152,512	$198,511
07/2021	$153,219	$203,227
08/2021	$155,340	$209,406
09/2021	$151,215	$199,667
10/2021	$156,165	$213,656
11/2021	$152,276	$212,175
12/2021	$157,113	$221,684
01/2022	$152,738	$210,213
02/2022	$149,521	$203,919
03/2022	$149,521	$211,490
04/2022	$141,543	$193,048
05/2022	$144,116	$193,402
06/2022	$134,337	$177,438
07/2022	$141,929	$193,798
08/2022	$136,911	$185,895
09/2022	$125,587	$168,774
10/2022	$132,664	$182,438
11/2022	$141,800	$192,634
12/2022	$137,763	$181,535
01/2023	$146,651	$192,942
02/2023	$142,207	$188,234
03/2023	$143,958	$195,145
04/2023	$145,035	$198,191
05/2023	$141,938	$199,053
06/2023	$147,729	$212,205
07/2023	$151,230	$219,022
08/2023	$147,325	$215,535
09/2023	$141,669	$205,259
10/2023	$137,763	$200,943
11/2023	$148,402	$219,294
12/2023	$156,146	$229,257
01/2024	$156,697	$233,109
02/2024	$160,008	$245,556
03/2024	$165,250	$253,457
04/2024	$158,629	$243,104
05/2024	$163,594	$255,159
06/2024	$163,594	$264,314
07/2024	$168,698	$267,532
08/2024	$172,836	$274,021
09/2024	$174,767	$279,873
10/2024	$171,043	$277,335
11/2024	$175,733	$293,615
12/2024	$168,347	$286,616
01/2025	$173,529	$294,598
02/2025	$175,306	$290,754
03/2025	$171,900	$274,371
04/2025	$170,864	$272,511
05/2025	$176,342	$289,664
06/2025	$181,969	$304,394
07/2025	$181,228	$311,226
08/2025	$186,262	$317,535
09/2025	$189,372	$329,125
10/2025	$189,372	$336,831

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (3/24/17)
AAL ClassFootnote Reference1	10.72%	9.54%	7.70%
S&P 500® Index TR	21.45%	17.64%	15.16%

Performance Inception Date	Mar. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 580,482,746
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 1,854,811
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$580,482,746
# of Portfolio Holdings	508
Portfolio Turnover Rate	84%
Total Management Fees Paid	$1,854,811

Holdings [Text Block]

Top Ten Country Exposure - % Investments

Value	Value
Sweden	0.9
Taiwan	1.1
Netherlands	1.1
China	1.3
Canada	1.9
France	1.9
Germany	2.2
Japan	2.5
United Kingdom	3.5
United States	78.2

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.4
Consumer Staples	4.9
Utilities	4.9
Materials	5.6
Energy	6.0
Communication Services	6.4
Consumer Discretionary	9.9
Health Care	10.0
Industrials	15.0
Information Technology	15.6
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Investment Companies	0.7
Agriculture	0.7
Insurance	0.7
Pharmaceuticals	0.9
Media	1.6
Banks	2.2
Asset-Backed Obligations	2.7
Electric	5.1
U.S. Agency Mortgage-Backed Obligations	31.5
U.S. Treasury Obligations	51.1

Asset Allocation - % Investments

Value	Value
Common Stocks	43.0
Foreign Common Stocks	19.4
U.S. Treasury Obligations	17.2
U.S. Agency Mortgage-Backed Obligations	10.6
Corporate Obligations	3.4
Investment Companies	2.9
Foreign Corporate Obligations	1.3
Securities Lending Collateral	0.9
Asset-Backed Obligations	0.9
Foreign Sovereign Obligations	0.2
Foreign Preferred Stocks	0.1
Commercial Mortgage-Backed Obligations	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.8
U.S. Treasury Notes, 3.625%, Due 10/31/2030	3.8
U.S. Treasury Bonds, 4.750%, Due 8/15/2055	2.0
U.S. Treasury Notes, 4.875%, Due 4/30/2026	1.2
U.S. Treasury Notes, 3.625%, Due 8/31/2030	1.0
U.S. Treasury Floating Rate Notes, 3.925%, Due 7/31/2027	1.0
U.S. Treasury Floating Rate Notes, 3.926%, Due 4/30/2027	1.0
American International Group, Inc.	1.0
U.S. Treasury Notes, 2.250%, Due 11/15/2025	1.0
Medtronic PLC	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]